Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Common stock, shares transferred		298,615
Conversion of senior convertible debt, value	$ 230,000	$ 2,350,000
Accrued interest	$ 28,930	$ 114,333
Accrued interest converted into shares of common stock and warrants	18,107	172,327